Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000	¥ 2,000,000
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,097,809,008	3,432,154,261	3,432,154,262		3,390,154,264
Share capital	¥ 2,000,000	¥ 2,000,000
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				42,000,000
Class A Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,432,859,756	1,767,205,006
Share capital	¥ 1,000,000	¥ 1,000,000
Class B Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,664,949,252	1,664,949,255
Share capital	¥ 1,000,000	¥ 1,000,000